Net Income Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table presents the computation of the basic and diluted income per share of Class A Common Stock for the period of February 13, 2023 (the Closing Date) to September 30, 2023 (in thousands, except share data):
	Three Months Ended September 30, 2023	Nine Months Ended September 30, 2023
Numerator
Net income for the period from February 13, 2023 through September 30, 2023	$15,096	$16,177
Less: Net loss attributable to redeemable noncontrolling interests for the period from February 13, 2023 through September 30, 2023	(18,555)	(37,635)
Net income for the period from February 13, 2023 through September 30, 2023 attributable to the Company	$33,651	53,812
Less: Cumulative preferred dividends	(674)	(1,657)
Net income for the period from February 13, 2023 through September 30, 2023 attributable to Class A common shareholders	$32,977	$52,155

Denominator
Basic weighted-average shares of Class A common stock outstanding	17,411,217	16,294,029
RSUs and Options	1,016,390	1,342,694
Series A Preferred Stock	5,230,304	3,215,161
Warrants	2,468,334	4,112,524
Diluted weighted-average shares of Class A common stock outstanding	26,126,245	24,964,408

Net income per share of Class A common stock – basic	$1.89	$3.20
Net income per share of Class A common stock – diluted	$1.29	$2.16
The following table presents net loss per unit and related information:
	Year Ended December 31,
	2022	2021
	(in thousands, except per unit data)
Basic and diluted:
Net loss	$(6,405)	$(35,648)
Weighted-average common shares outstanding	122,501,241	122,500,000
Basic and diluted net loss per unit	$(0.05)	$(0.29)